Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property and Equipment, Net
Property and Equipment, Net

6.  Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	December 31,
	2020	2019
Office equipment	$715	$803
Furniture and fixtures	36	35
Total property and equipment	751	838
Less accumulated depreciation	(431)	(274)
Property and equipment, net	$320	$564

Depreciation expense was $0.2 million and $0.1 million for the years ended December 31, 2020 and 2019, respectively.